GENERAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 9,771	$ 8,826	$ 12,290
Accumulated deficit	$ 52,712	$ 42,941